Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income		$ 1.0	$ 1.6	$ 2.0
Other comprehensive income (loss):
Change in unrealized gains on securities, net of taxes of $(0.2) million, $(0.3) million, and $0.3 million, respectively	[1]	0.7	1.0	(1.1)
Total other comprehensive income (loss)		0.7	1.0	(1.1)
Total comprehensive income		$ 1.7	$ 2.6	$ 0.9

[1]	Includes changes in other-than-temporary impairment losses recognized in other comprehensive income.